Related Party Transactions (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 CNY (¥)
Related Party Transactions [Line Items]
Receivables	$ 20,360,293
Total revenues	1,888,848	622,690	$ 1,580,058
Paid amount		$ 66,000	87,000
Percentage of beneficial shareholder		10.70%
Monthly rental expense		$ 14,000
Renegotiated		7,700
Rental expense		3,900	$ 147,000
Rental income	169,540
Jiangsu Yanggu [Member]
Related Party Transactions [Line Items]
Receivables	17,909,805			¥ 125,884,430
Jinhanqi [Member]
Related Party Transactions [Line Items]
Total revenues	528,299
Office Rental and Property Management Service Income [Member]
Related Party Transactions [Line Items]
Rental income	156,226
Car Rental Income [Member]
Related Party Transactions [Line Items]
Rental income	$ 169,540